Income Taxes (Schedule of Reconciliation of Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Unrecognized Tax Benefits [Roll Forward]
Balance at January 1,	$ 104	$ 95	$ 174
Additions based on tax positions related to the current year	9	17	18
Additions for tax positions of previous years	309	8	35
Reductions for tax positions of prior years	(1)	(8)	(125)
Reductions due to lapse of statute of limitations	0	(7)	(1)
Settlements	(297)	0	(6)
Other	0	(1)	0
Balance at December 31,	$ 124	$ 104	$ 95